Consolidated Statement of Changes in Equity - TRY (₺) ₺ in Thousands	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Share premium [member]	Legal reserve [member] [1]	Fair Value Reserve [Member] [1]	Hedges of net investments in foreign operations [Member] [1]	Hedging reserve [member] [1]	Cost of hedging reserve [member] [1]	Reserve for non-controlling interest put option [member] [1]	Remeasurements of employee termination benefits [member]	Foreign currency translation reserve [member] [1]	Retained earnings [member]	Total [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2018	₺ 2,200,000	₺ (141,534)	₺ 35,026	₺ 269	₺ 2,235,922			₺ 14,942	₺ (271,130)	₺ (810,192)	₺ (34,871)	₺ 1,333,995	₺ 11,359,317	₺ 15,921,744	₺ 131,810	₺ 16,053,554
Profit for the year													3,246,487	3,246,487	30,203	3,276,690
Other comprehensive income/(loss) for the year, net of income tax						₺ 3,472	₺ (43,203)	(169,944)	58,971	(66,675)	(28,668)	505,056		259,009	(531)	258,478
Total comprehensive income/(loss)						3,472	(43,203)	(169,944)	58,971	(66,675)	(28,668)	505,056	3,246,487	3,505,496	29,672	3,535,168
Transfer to legal reserves					537,183								(537,183)
Acquisition of treasury shares		(9,998)												(9,998)		(9,998)
Dividends paid		7,380											(1,010,000)	(1,002,620)	(125,027)	(1,127,647)
Sale of associate										₺ 876,867		(1,388,905)	143,905	(368,133)		(368,133)
Ending balance at Dec. 31, 2019	2,200,000	(144,152)	35,026	269	2,773,105	3,472	(43,203)	(155,002)	(212,159)		(63,539)	450,146	13,202,526	18,046,489	36,455	18,082,944
Profit for the year													4,237,086	4,237,086	2,534	4,239,620
Other comprehensive income/(loss) for the year, net of income tax						(1,487)	(296,275)	3,957	(395,555)		(31,145)	37,081		(683,424)		(683,424)
Total comprehensive income/(loss)						(1,487)	(296,275)	3,957	(395,555)		(31,145)	37,081	4,237,086	3,553,662	2,534	3,556,196
Transfer to legal reserves					235,920								(235,920)
Acquisition of treasury shares		(9,994)												(9,994)		(9,994)
Dividends paid		6,232											(811,622)	(805,390)	(32,856)	(838,246)
Disposal of subsidiary															(5,962)	(5,962)
Ending balance at Dec. 31, 2020	2,200,000	(147,914)	35,026	269	3,009,025	1,985	(339,478)	(151,045)	(607,714)		(94,684)	487,227	16,392,070	20,784,767	171	20,784,938
Profit for the year													5,031,098	5,031,098	180	5,031,278
Other comprehensive income/(loss) for the year, net of income tax						(52,395)	(1,246,699)	141,299	(948,059)		(131,208)	1,549,152		(687,910)	(104)	(688,014)
Total comprehensive income/(loss)						(52,395)	(1,246,699)	141,299	(948,059)		(131,208)	1,549,152	5,031,098	4,343,188	76	4,343,264
Transfer to legal reserves					603,363								(603,363)
Acquisition of treasury shares																0
Dividends paid		19,857											(2,585,787)	(2,565,930)		(2,565,930)
Ending balance at Dec. 31, 2021	₺ 2,200,000	₺ (128,057)	₺ 35,026	₺ 269	₺ 3,612,388	₺ (50,410)	₺ (1,586,177)	₺ (9,746)	₺ (1,555,773)		₺ (225,892)	₺ 2,036,379	₺ 18,234,018	₺ 22,562,025	₺ 247	₺ 22,562,272

[1]	Included in Reserves in the consolidated statement of financial position.